PROPERTY AND EQUIPMENT, NET - Depreciation Expenses (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Depreciation [Abstract]
Depreciation expense	$ 118,992	$ 83,718
Impairment loss	0	0
Cost of Revenue [Member]
Depreciation [Abstract]
Depreciation expense	83,652	57,273
Sales and Marketing Expenses [Member]
Depreciation [Abstract]
Depreciation expense	3,491	2,228
General and Administrative Expenses [Member]
Depreciation [Abstract]
Depreciation expense	29,119	22,785
Research and Development Expenses [Member]
Depreciation [Abstract]
Depreciation expense	$ 2,730	$ 1,432